Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Tax benefit at federal statutory rate	(21.00%)	(34.00%)
State taxes, net of federal benefit	(7.00%)	(6.00%)
Permanent differences	11.40%	9.40%
True up adjustments	(0.90%)	1.30%
Effect of change in tax rate	0.00%	21.30%
Change in valuation allowance	17.50%	7.90%
Effective income tax rate	(0.00%)	(0.00%)